19 SHAREHOLDERS' EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Issued capital	R$ 4,540,000	R$ 4,540,000
Number of common shares outstanding	1,387,524,047	1,387,524,047
Capital increase	2,400,000,000
Number of share issued, value		R$ 213,402
Average [Member]
Share price	R$ 7.86
Treasury Shares [Member]
Number of common shares outstanding	7,409,500	7,409,500
Number of share authorized to sale	30,391,000
Number of share issued	22,981,500
Number of share issued, value	R$ 213,494
Profit on sale of shares	R$ 32,690
Treasury Shares [Member] | Average [Member]
Share price	R$ 14.11